Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments, at fair value	$ 2,053,982,162	$ 1,842,058,039
Receivables:
Participant and employer contributions	18,192,819	18,083,211
Notes receivable from participants	26,179,163	25,434,582
Receivable	44,371,982	43,517,793
Net assets available for benefits	$ 2,098,354,144	$ 1,885,575,832